Concession Financial Assets and Liabilities - Summary of Auction Won Transferred to Related Specific Purpose Companies (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	R$ 2,254	R$ 2,216
Monetary updating	317	352
Amounts received	(234)	(314)
Ending Balance	2,337	2,254
Cemig Geracao Tres Marias SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	1,283	1,260
Monetary updating	172	192
Amounts received	(125)	(169)
Ending Balance	1,330	1,283
Cemig Geracao Salto Grande SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	403	396
Monetary updating	54	60
Amounts received	(40)	(53)
Ending Balance	417	403
Cemig Geracao Itutinga SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	150	148
Monetary updating	23	25
Amounts received	(17)	(23)
Ending Balance	156	150
Cemig Geracao Camargos SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	112	110
Monetary updating	17	18
Amounts received	(13)	(16)
Ending Balance	116	112
Cemig Geracao Sul S.A. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	147	145
Monetary updating	23	26
Amounts received	(18)	(24)
Ending Balance	152	147
Cemig Geracao Leste SA [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	99	98
Monetary updating	17	19
Amounts received	(13)	(18)
Ending Balance	103	99
Cemig Geracao Oeste S.A. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [Line Items]
Beginning Balance	60	59
Monetary updating	11	12
Amounts received	(8)	(11)
Ending Balance	R$ 63	R$ 60